CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (4,399,533)	$ 4,363,591	$ 3,768,109
Net loss from discontinued operations	1,796,237	662,621	0
Net (loss) income from continuing operations	(2,603,296)	5,026,212	3,768,109
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	508,354	521,925	542,189
Provision for doubtful accounts	1,488,629	743,986	2,425,718
Stock compensation expense	930,223	0	0
Late payment penalty expense	500,000	0	0
Amortization of operating lease right-of-use assets	73,346	0	0
Amortization of convertible debenture issuance cost and discount	357,853	0	0
Deferred tax (benefit) expense	(166,673)	213,649	(126,936)
Change in operating assets and liabilities
Accounts receivable	2,615,184	(16,864,582)	(12,021,191)
Accounts receivable - related party	0	0	(40,780)
Other receivables	52,333	(157,440)	(88,954)
Inventories	318,478	2,647	291,594
Prepayments	(5,556,930)	93,508	209,777
Security deposits	1,388,179	(1,476,090)	0
Loan receivables - interest	0	727,338	(384,788)
Accounts payable	(4,206,084)	5,852,139	68,175
Customer deposits	(3,329,873)	73,946	554,889
Customer deposits - related party	(1,421)	(723)	32,049
Other payables and accrued liabilities	1,564,210	165,216	245,373
Operating lease liabilities	(45,716)	0	0
Taxes payable	452,831	35,087	929,745
Net cash used in operating activities from continuing operations	(5,660,373)	(5,043,182)	(3,595,031)
Net cash used in operating activities from discontinued operations	(251,646)	(224,079)	0
Net cash used in operating activities	(5,912,019)	(5,267,261)	(3,595,031)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of plant and equipment	(700,399)	(20,635)	(89,351)
Repayments from loan to third party	0	1,171,945	0
Cash received from acquisition of JMC	859,461	0	0
Net cash provided by (used in) investing activities from continuing operations	159,062	1,151,310	(89,351)
Net cash provided by investing activities from discontinued operations	0	42,234	0
Net cash provided by (used in) investing activities	159,062	1,193,544	(89,351)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments from other receivables - related parties, net	0	741	2,736,001
(Repayments of) proceeds from other payables - related parties, net	(2,028,451)	701,245	609,048
Proceeds from issuance of ordinary shares through private placements	0	200,000	0
Proceeds from issuance of ordinary shares through initial public offering, net	0	4,395,634	0
Proceeds from issuance of ordinary shares with redemption rights	0	0	1,800,000
Proceeds from short-term loans - banks	469,288	4,535,428	6,148,734
Repayments of short-term loans - banks	(1,137,574)	(4,755,264)	(11,375,158)
Proceeds from short-term loans - third parties	770,906	1,174,453	11,134,708
Repayments of short-term loans - third parties	(1,638,334)	(322,285)	(6,138,861)
Proceeds from short-term loans - related parties	0	331,075	0
Proceeds from long-term loan - banks	0	923,830	0
Repayments of long-term loan - banks	(64,619)	(1,004,659)	0
Proceeds from long-term loans - third parties	2,040,691	0	0
Repayment of long -term loans - Third Parties	(2,844)	0	0
Proceeds from long-term loans - related parties	472,132	0	0
Repayments of long-term loans - related parties	(76,793)	0	0
Repayment of note payable	0	0	(1,537,184)
Proceeds from convertiable debentures, net of issuance costs	5,480,000	0	0
Changes in security deposits	(15,069)	648,828	615,426
Net cash provided by financing activities from continuing operations	4,269,333	6,829,026	3,992,714
Net cash used in financing activities from discontinued operations	(192,325)	(178,500)	0
Net cash provided by financing activities	4,077,008	6,650,526	3,992,714
EFFECT OF EXCHANGE RATE ON CASH	(4,296)	320,103	(10,769)
CHANGES IN CASH	(1,680,245)	2,896,912	297,563
CASH AND CASH EQUIVALENTS, beginning of year	3,216,005	319,093	21,530
CASH AND CASH EQUIVALENTS, end of year	1,535,760	3,216,005	319,093
LESS: CASH AND CASH EQUIVALENTS FROM DISCONTINUED OPERATIONS	2,523	19,015	0
CASH AND CASH EQUIVALENTS FROM CONTINUING OPERATIONS	1,533,237	3,196,990	319,093
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	0	0	0
Cash paid for interest	488,360	823,551	1,389,533
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Other receivable - related party offset with other payable - related party upon execution of the tri-party offset agreement	1,195,585	439,479	50,627
Issuance of ordinary shares with redemption rights of mezzanine equity	0	1,800,000	0
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	3,240,920	0	0
Issuance of ordinary shares for acquisition	2,658,909	0	0
Conversion of convertible debenture into ordinary shares	$ 857,165	$ 0	$ 0